FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Amortization of finance costs	$ 908	$ 353
Environmental rehabilitation accretion	2,823	3,001
Interest paid	46	27
Total finance expense	31,906	20,488
Convertible Loans
Disclosure of detailed information about financial instruments [line items]
Interest accretion	9,081	7,695
Gold Prepay Agreement
Disclosure of detailed information about financial instruments [line items]
Interest accretion	8,691	6,720
Amortization of finance costs	72	45
Silver Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Interest accretion	3,427	2,692
Amortization of finance costs	20	0
Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Interest accretion	$ 6,930	$ 0